STOCKHOLDER'S DEFICIT - Common Stock Shares (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Jun. 29, 2023 shares	Jun. 30, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 04, 2021 $ / shares	Mar. 16, 2021 shares	Jan. 05, 2021 $ / shares
Sponsor | Founder Shares
STOCKHOLDER'S EQUITY/(DEFICIT)
Common shares, shares outstanding (in shares)						5,031,250
Class A common stock
STOCKHOLDER'S EQUITY/(DEFICIT)
Common shares, shares authorized (in shares)		380,000,000	380,000,000	380,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1
Common shares, shares issued (in shares)		3,412,816	0
Common shares, shares outstanding (in shares)		3,412,816	0
Number of shares redeemed		18,012,973
Redemption price per share | $ / shares		$ 10.49
Redemption amount | $		$ 189
Class A common stock | Sponsor | Founder Shares
STOCKHOLDER'S EQUITY/(DEFICIT)
Number of shares issued upon conversion of Founder Shares	3,412,816
Conversion of Stock, Shares Issued	3,412,816
Common Stock, Conversion Ratio		1
Class A common stock not subject to possible redemption
STOCKHOLDER'S EQUITY/(DEFICIT)
Common shares, shares issued (in shares)			0	0
Common shares, shares outstanding (in shares)			0	0
Class A common stock subject to possible redemption
STOCKHOLDER'S EQUITY/(DEFICIT)
Common stock subject to possible redemption		2,112,027	20,125,000	20,125,000
Redemption price per share | $ / shares		$ 10.09	$ 10.31	$ 10.20
Class B common stock
STOCKHOLDER'S EQUITY/(DEFICIT)
Common shares, shares authorized (in shares)		20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1
Common shares, shares issued (in shares)		1,618,434	5,031,250	5,031,250
Common shares, shares outstanding (in shares)	1,618,434	1,618,434	5,031,250	5,031,250
Class B common stock | Sponsor
STOCKHOLDER'S EQUITY/(DEFICIT)
Common shares, par value (in dollars per share) | $ / shares							$ 0.0001
Class B common stock | Sponsor | Founder Shares
STOCKHOLDER'S EQUITY/(DEFICIT)
Number of shares issued upon conversion of Founder Shares	3,412,816
Conversion of Stock, Shares Issued	3,412,816